Consolidated statement of cash flows (Parenthetical) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of Cash Flows [Line Items]
Cash and balances with central banks		€ 111,087.0	€ 53,202.0	€ 49,987.0
Interest received		23,352.0	28,957.0	28,722.0
Interest paid		(9,672.0)	(14,550.0)	(14,948.0)
Interest received (paid)		13,680.0	14,407.0	13,774.0
Dividend received	[1]	144.0	219.0	183.0
Dividend paid		(3.0)	€ (2,679.0)	€ (2,607.0)
TLTRO III [Member]
Statement of Cash Flows [Line Items]
Cash and balances with central banks		€ 59.5

[1]

Includes dividends received as recognized within Investment Income, from equity securities included in the Financial assets at fair value through profit or loss, Financial assets at fair value through OCI, and from Investments in associates and joint ventu res. Dividend paid and received from trading positions have been included.